INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES
8.	INVENTORIES

	December 31,	December 31,
	2021	2020
Finished goods
Pulp
Domestic (Brazil)	748,588	553,229
Foreign	1,037,760	1,102,994
Paper
Domestic (Brazil)	315,068	225,058
Foreign	95,383	87,638
Work in process	96,140	81,465
Raw material
Wood	1,094,058	1,012,113
Operating supplies and packaging	571,505	438,394
Spare parts and other	678,983	508,444
	4,637,485	4,009,335

Inventories are disclosed net of estimated losses.

8.1.	Rollforward of estimated losses

	December 31,	December 31,
	2021	2020
Beginning balance	(79,885)	(106,713)
Addition (1)	(85,110)	(77,173)
Reversal	11,536	11,498
Write-off (2)	62,201	92,503
Ending balance	(91,258)	(79,885)
1)	Refers substantially to the (i) raw material in the amount of R$38,136 (R$56,305 as of December 31, 2020), (ii) finished pulp product of R$21,785 (R$1,239 as of December 31, 2020) and (iii) spare parts in the amount of R$21,184 (R$14,036 as of December 31, 2020).
2)	Refers mainly to the amounts of (i) raw material of R$47,231 (R$49,550 as of December 31, 2020), (ii) finished pulp product of R$3,212 (R$32,018 as of December 31, 2020) and (iii) spare parts in the amount of R$9,529 (R$4,989 as of December 31, 2020).

For the year ended December 31, 2021 and 2020, there were no inventory items pledged as collateral.